UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)
















PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2010












                                                                      (Form N-Q)

48456-1210                                  (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
October 31, 2010 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (96.9%)

              CONSUMER DISCRETIONARY (18.2%)
              ------------------------------
              ADVERTISING (1.1%)
   239,600    Arbitron, Inc.                                                  $     6,067
    87,740    Harte Hanks, Inc.                                                     1,060
                                                                              -----------
                                                                                    7,127
                                                                              -----------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
    74,220    Carter's, Inc. *                                                      1,848
    36,400    Kenneth Cole Productions, Inc. "A" *                                    490
    26,500    Oxford Industries, Inc.                                                 610
    34,100    True Religion Apparel, Inc. *                                           697
    27,500    Under Armour, Inc. "A" *(a)                                           1,284
    78,900    UniFirst Corp.                                                        3,632
    65,700    Warnaco Group, Inc. *                                                 3,489
                                                                              -----------
                                                                                   12,050
                                                                              -----------
              APPAREL RETAIL (4.6%)
    94,975    Aeropostale, Inc. *                                                   2,315
   340,364    Cato Corp. "A"                                                        9,003
    33,269    Citi Trends, Inc. *(a)                                                  698
   172,600    Dress Barn, Inc. *                                                    3,959
    49,500    DSW, Inc. "A" *(a)                                                    1,647
    29,300    Gymboree Corp. *                                                      1,906
    23,200    J. Crew Group, Inc. *                                                   742
    14,350    Jos. A. Bank Clothiers, Inc. *                                          626
   541,160    Stage Stores, Inc.                                                    7,214
    66,620    Stein Mart, Inc. *                                                      626
   208,520    Wet Seal, Inc. "A" *                                                    730
                                                                              -----------
                                                                                   29,466
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.8%)
   175,900    Dana Holding Corp. *                                                  2,489
    12,413    Dorman Products, Inc. *                                                 453
    74,000    Standard Motor Products, Inc.                                           786
    48,000    Tenneco, Inc. *                                                       1,566
                                                                              -----------
                                                                                    5,294
                                                                              -----------
              BROADCASTING (0.0%)
    76,800    Entravision Communications Corp. "A" *                                  163
                                                                              -----------
              CABLE & SATELLITE (0.2%)
    33,400    Knology, Inc. *                                                         486
    67,500    Mediacom Communications Corp. "A" *                                     466
                                                                              -----------
                                                                                      952
                                                                              -----------
              CASINOS & GAMING (0.4%)
    77,300    Bally Technologies, Inc. *                                            2,789
                                                                              -----------
              DEPARTMENT STORES (0.1%)
    40,000    Bon-Ton Stores, Inc. *(a)                                               459

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1  | USAA SMALL CAP STOCK FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    26,500    Retail Ventures, Inc. *                                         $       360
                                                                              -----------
                                                                                      819
                                                                              -----------
              EDUCATION SERVICES (0.3%)
   147,000    Corinthian Colleges, Inc. *(a)                                          767
    79,360    Lincoln Educational Services Corp. *                                    989
                                                                              -----------
                                                                                    1,756
                                                                              -----------
              FOOTWEAR (0.5%)
    41,800    Deckers Outdoor Corp. *                                               2,428
    33,600    Timberland Co. "A" *                                                    705
                                                                              -----------
                                                                                    3,133
                                                                              -----------
              HOME FURNISHINGS (0.7%)
    67,030    Kid Brands, Inc. *                                                      654
   157,300    La-Z-Boy, Inc. *                                                      1,222
    71,100    Tempur-Pedic International, Inc. *                                    2,453
                                                                              -----------
                                                                                    4,329
                                                                              -----------
              HOMEFURNISHING RETAIL (0.2%)
    94,379    Kirklands, Inc. *(a)                                                  1,269
                                                                              -----------
              HOTELS, RESORTS, & CRUISE LINES (0.6%)
   105,300    Choice Hotels International, Inc. (a)                                 4,005
                                                                              -----------
              HOUSEHOLD APPLIANCES (0.9%)
   212,600    Helen of Troy Ltd. *                                                  5,453
                                                                              -----------
              INTERNET RETAIL (0.1%)
    41,700    NutriSystem, Inc.                                                       797
                                                                              -----------
              LEISURE PRODUCTS (0.5%)
    91,900    LeapFrog Enterprises, Inc. *                                            514
    20,100    Polaris Industries, Inc.                                              1,429
   131,700    Smith & Wesson Holding Corp. *(a)                                       494
    59,532    Sturm Ruger & Co., Inc. (a)                                             932
                                                                              -----------
                                                                                    3,369
                                                                              -----------
              MOVIES & ENTERTAINMENT (0.2%)
    77,064    Live Nation, Inc. *                                                     731
    92,520    LodgeNet Interactive Corp. *(a)                                         236
    27,060    World Wrestling Entertainment, Inc. "A" (a)                             375
                                                                              -----------
                                                                                    1,342
                                                                              -----------
              PUBLISHING (0.7%)
    62,100    Dex One Corp. *                                                         436
   127,100    Valassis Communications, Inc. *                                       4,194
                                                                              -----------
                                                                                    4,630
                                                                              -----------
              RESTAURANTS (2.2%)
    58,692    California Pizza Kitchen, Inc. *                                        969
    37,500    Carrols Restaurant Group, Inc. *                                        254
   162,760    CEC Entertainment, Inc. *                                             5,404
   179,240    Dominos Pizza, Inc. *                                                 2,660
    21,100    Jack in the Box, Inc. *                                                 489
    33,000    Papa John's International, Inc. *                                       852
   388,000    Sonic Corp. *                                                         3,445
                                                                              -----------
                                                                                   14,073
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (1.0%)
    23,800    Coinstar, Inc. *                                                      1,370
   114,721    Matthews International Corp. "A"                                      3,788
    24,600    Steiner Leisure Ltd. *                                                  954
                                                                              -----------
                                                                                    6,112
                                                                              -----------
              SPECIALTY STORES (0.8%)
    29,757    Big 5 Sporting Goods Corp.                                              403

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   120,714    Hibbett Sports, Inc. *                                          $     3,253
    36,700    Jo-Ann Stores, Inc. *                                                 1,587
                                                                              -----------
                                                                                    5,243
                                                                              -----------
              TIRES & RUBBER (0.4%)
   143,000    Cooper Tire & Rubber Co.                                              2,804
                                                                              -----------
              Total Consumer Discretionary                                        116,975
                                                                              -----------

              CONSUMER STAPLES (3.0%)
              -----------------------
              FOOD DISTRIBUTORS (0.1%)
    31,018    Spartan Stores, Inc.                                                    464
                                                                              -----------
              FOOD RETAIL (0.6%)
    68,300    Casey's General Stores, Inc.                                          2,832
    65,510    Pantry, Inc. *                                                        1,274
                                                                              -----------
                                                                                    4,106
                                                                              -----------
              PACKAGED FOODS & MEAT (0.8%)
   173,900    Lance, Inc.                                                           3,954
    29,944    Sanderson Farms, Inc.                                                 1,257
                                                                              -----------
                                                                                    5,211
                                                                              -----------
              PERSONAL PRODUCTS (1.5%)
    86,900    Herbalife Ltd.                                                        5,549
    26,580    Inter Parfums, Inc.                                                     465
   106,203    Nu Skin Enterprises, Inc. "A"                                         3,250
                                                                              -----------
                                                                                    9,264
                                                                              -----------
              Total Consumer Staples                                               19,045
                                                                              -----------

              ENERGY (4.3%)
              -------------
              COAL & CONSUMABLE FUELS (0.2%)
   226,420    International Coal Group, Inc. *(a)                                   1,273
                                                                              -----------
              OIL & GAS EQUIPMENT & SERVICES (2.3%)
    77,300    Bristow Group, Inc. *                                                 2,998
   151,449    Cal Dive International, Inc. *                                          766
    12,580    ENGlobal Corp. *                                                         36
    70,300    ION Geophysical Corp. *                                                 344
   115,975    Matrix Service Co. *                                                  1,053
     6,000    OYO Geospace Corp. *                                                    364
    98,208    RPC, Inc. (a)                                                         2,162
    64,089    Seacor Holdings, Inc. *                                               6,072
    93,593    TETRA Technologies, Inc. *                                              913
                                                                              -----------
                                                                                   14,708
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    44,300    Callon Petroleum Co. *(a)                                               218
    10,700    Contango Oil & Gas Co. *                                                563
    80,964    Gulfport Energy Corp. *                                               1,349
   208,900    Penn Virginia Corp.                                                   3,096
   126,400    PetroQuest Energy, Inc. *(a)                                            705
    64,789    St. Mary Land & Exploration Co.                                       2,700
    40,000    Stone Energy Corp. *                                                    625
    57,400    VAALCO Energy, Inc. *                                                   338
    73,700    W&T Offshore, Inc.                                                      802
                                                                              -----------
                                                                                   10,396
                                                                              -----------
              OIL & GAS REFINING & MARKETING (0.2%)
   118,458    CVR Energy, Inc. *                                                    1,128
                                                                              -----------
              Total Energy                                                         27,505
                                                                              -----------

================================================================================

3  | USAA SMALL CAP STOCK FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              FINANCIALS (14.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   375,500    Ares Capital Corp.                                              $     6,286
    24,656    Calamos Asset Management, Inc. "A"                                      296
    85,480    Penson Worldwide, Inc. *(a)                                             440
                                                                              -----------
                                                                                    7,022
                                                                              -----------
              CONSUMER FINANCE (0.9%)
    36,700    Cardtronics, Inc. *                                                     622
     8,400    Cash America International, Inc.                                        296
    57,707    Dollar Financial Corp. *                                              1,444
    96,060    EZCORP, Inc. "A" *                                                    2,063
    40,799    First Cash Financial Services, Inc. *                                 1,186
                                                                              -----------
                                                                                    5,611
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    86,800    BGC Partners, Inc. "A"                                                  602
    67,432    optionsXpress Holdings, Inc. *                                        1,077
                                                                              -----------
                                                                                    1,679
                                                                              -----------
              LIFE & HEALTH INSURANCE (1.2%)
   257,200    Delphi Financial Group, Inc. "A"                                      6,962
    35,242    FBL Financial Group, Inc. "A"                                           922
                                                                              -----------
                                                                                    7,884
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (1.5%)
     9,376    Alleghany Corp. *                                                     2,817
   155,000    Amerisafe, Inc. *                                                     2,959
     9,040    AmTrust Financial Services, Inc.                                        135
   187,734    Assured Guaranty Ltd.                                                 3,577
                                                                              -----------
                                                                                    9,488
                                                                              -----------
              REGIONAL BANKS (3.7%)
    94,585    Cardinal Financial Corp.                                                945
   422,384    First Busey Corp. (a)                                                 1,960
   390,300    First Midwest Bancorp, Inc.                                           4,180
    52,300    Hancock Holding Co.                                                   1,643
   225,180    International Bancshares Corp.                                        3,857
   183,100    MB Financial, Inc.                                                    2,726
    19,200    PrivateBancorp, Inc.                                                    226
    20,540    Signature Bank *                                                        868
     6,680    SVB Financial Group *                                                   290
   284,500    Webster Financial Corp.                                               4,871
    45,400    Westamerica Bancorp                                                   2,271
                                                                              -----------
                                                                                   23,837
                                                                              -----------
              REINSURANCE (2.1%)
   135,400    Platinum Underwriters Holdings Ltd.                                   5,829
   105,500    Reinsurance Group of America, Inc. "A"                                5,282
    97,102    Validus Holdings Ltd.                                                 2,754
                                                                              -----------
                                                                                   13,865
                                                                              -----------
              REITs - DIVERSIFIED (0.2%)
    27,300    PS Business Parks, Inc.                                               1,618
                                                                              -----------
              REITs - OFFICE (0.4%)
    69,500    Mack-Cali Realty Corp.                                                2,334
                                                                              -----------
              REITs - RESIDENTIAL (1.1%)
    95,600    American Campus Communities, Inc.                                     3,024
    57,240    Associated Estates Realty Corp.                                         795
   365,968    Education Realty Trust, Inc.                                          2,745
    13,400    Mid-America Apartment Communities, Inc.                                 818
                                                                              -----------
                                                                                    7,382
                                                                              -----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REITs - RETAIL (0.2%)
     5,900    Realty Income Corp.                                             $       202
    18,300    Tanger Factory Outlet Centers, Inc.                                     877
                                                                              -----------
                                                                                    1,079
                                                                              -----------
              REITs - SPECIALIZED (0.7%)
   270,394    DiamondRock Hospitality Co. *                                         2,861
    57,700    FelCor Lodging Trust, Inc. *                                            355
    54,280    OMEGA Healthcare Investors, Inc.                                      1,248
                                                                              -----------
                                                                                    4,464
                                                                              -----------
              SPECIALIZED FINANCE (0.1%)
    26,200    Life Partners Holdings, Inc. (a)                                        486
                                                                              -----------
              THRIFTS & MORTGAGE FINANCE (1.1%)
   228,500    NewAlliance Bancshares, Inc.                                          2,945
   339,300    Northwest Bancshares, Inc.                                            3,848
     8,660    United Financial Bancorp, Inc.                                          117
                                                                              -----------
                                                                                    6,910
                                                                              -----------
              Total Financials                                                     93,659
                                                                              -----------

              HEALTH CARE (14.2%)
              -------------------
              BIOTECHNOLOGY (1.9%)
   160,020    Alkermes, Inc. *                                                      1,852
    61,500    BioCryst Pharmaceuticals, Inc. *(a)                                     305
    92,800    Cubist Pharmaceuticals, Inc. *                                        2,160
    70,991    Emergent BioSolutions, Inc. *                                         1,283
    99,700    Isis Pharmaceuticals, Inc. *(a)                                         911
   101,278    Martek Biosciences Corp. *                                            2,223
   125,637    Maxygen, Inc. *                                                         805
   160,100    Nabi Biopharmaceuticals *                                               786
    16,400    Onyx Pharmaceuticals, Inc. *                                            440
   237,510    PDL BioPharma, Inc.                                                   1,242
   109,343    SciClone Pharmaceuticals, Inc. *                                        369
                                                                              -----------
                                                                                   12,376
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.1%)
    25,900    Owens & Minor, Inc.                                                     738
                                                                              -----------
              HEALTH CARE EQUIPMENT (2.0%)
    60,000    American Medical Systems Holdings, Inc. *                             1,212
   108,200    Cyberonics, Inc. *                                                    2,976
    10,800    Integra LifeSciences Holdings Corp. *                                   465
   101,026    Invacare Corp.                                                        2,728
    49,170    Kensey Nash Corp. *                                                   1,326
    27,770    Sirona Dental Systems, Inc. *                                         1,045
    82,850    Steris Corp.                                                          2,835
                                                                              -----------
                                                                                   12,587
                                                                              -----------
              HEALTH CARE FACILITIES (0.6%)
   219,900    AmSurg Corp. *                                                        3,976
     9,189    NovaMed, Inc. *(a)                                                      108
                                                                              -----------
                                                                                    4,084
                                                                              -----------
              HEALTH CARE SERVICES (2.4%)
    41,080    Amedisys, Inc. *(a)                                                   1,046
   124,480    AMN Healthcare Services, Inc. *                                         660
    25,800    Catalyst Health Solutions, Inc. *                                       977
    81,474    CorVel Corp. *                                                        3,650
    50,870    Emergency Medical Services Corp. "A" *                                2,766
    91,170    Gentiva Health Services, Inc. *                                       2,123
    62,900    LHC Group, Inc. *(a)                                                  1,692
    43,652    Providence Service Corp. *                                              717
    60,793    RehabCare Group, Inc. *                                               1,351

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5   | USAA SMALL CAP STOCK FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    41,802    Rural/Metro Corp. *                                             $       360
                                                                              -----------
                                                                                   15,342
                                                                              -----------
              HEALTH CARE SUPPLIES (1.7%)
    67,070    Haemonetics Corp. *                                                   3,665
   157,200    ICU Medical, Inc. *                                                   5,738
    41,775    Merit Medical Systems, Inc. *                                           661
    53,580    Quidel Corp. *                                                          619
                                                                              -----------
                                                                                   10,683
                                                                              -----------
              LIFE SCIENCES TOOLS & SERVICES (2.7%)
    18,100    Bio-Rad Laboratories, Inc. "A" *                                      1,640
   256,310    Bruker Corp. *                                                        3,842
   160,300    Charles River Laboratories International, Inc. *(a)                   5,253
   301,100    ICON plc ADR *                                                        5,827
    34,000    PAREXEL International Corp. *                                           731
                                                                              -----------
                                                                                   17,293
                                                                              -----------
              MANAGED HEALTH CARE (0.6%)
    65,580    Centene Corp. *                                                       1,464
    55,100    HealthSpring, Inc. *                                                  1,608
    68,700    Universal American Financial Corp.                                    1,105
                                                                              -----------
                                                                                    4,177
                                                                              -----------
              PHARMACEUTICALS (2.2%)
    32,100    Hi-Tech Pharmacal Co., Inc. *                                           694
   147,505    Medicines Co. *                                                       1,884
   129,565    Par Pharmaceutical Companies, Inc. *                                  4,212
   284,532    Questcor Pharmaceuticals, Inc. *                                      3,491
    91,190    Santarus, Inc. *                                                        285
    85,545    Valeant Pharmaceuticals International, Inc.                           2,362
    65,150    ViroPharma, Inc. *                                                    1,066
                                                                              -----------
                                                                                   13,994
                                                                              -----------
              Total Health Care                                                    91,274
                                                                              -----------

              INDUSTRIALS (16.1%)
              -------------------
              AEROSPACE & DEFENSE (0.2%)
    11,200    Cubic Corp.                                                             488
   141,651    GenCorp, Inc. *                                                         690
                                                                              -----------
                                                                                    1,178
                                                                              -----------
              AIR FREIGHT & LOGISTICS (0.1%)
    74,400    Pacer International, Inc. *                                             414
     8,600    Park-Ohio Holdings Corp. *                                              137
                                                                              -----------
                                                                                      551
                                                                              -----------
              AIRLINES (0.7%)
    27,200    Alaska Air Group, Inc. *                                              1,436
    17,750    Allegiant Travel Co.                                                    836
   216,633    Hawaiian Holdings, Inc. *                                             1,586
    67,800    US Airways Group, Inc. *                                                799
                                                                              -----------
                                                                                    4,657
                                                                              -----------
              COMMERCIAL PRINTING (0.1%)
   130,410    Cenveo, Inc. *                                                          717
                                                                              -----------
              CONSTRUCTION & ENGINEERING (1.1%)
    55,500    EMCOR Group, Inc. *                                                   1,435
   207,343    Great Lakes Dredge & Dock Corp.                                       1,284
    16,300    Layne Christensen Co. *                                                 455
    93,140    MasTec, Inc. *                                                        1,136
    40,914    Michael Baker Corp. *                                                 1,337
    87,900    Sterling Construction Co., Inc. *                                     1,072
                                                                              -----------
                                                                                    6,719
                                                                              -----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   334,900    Force Protection, Inc. *                                        $     1,879
     9,780    NACCO Industries, Inc. "A"                                              971
                                                                              -----------
                                                                                    2,850
                                                                              -----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
    10,100    Enernoc, Inc. *(a)                                                      304
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.6%)
    47,200    A. O. Smith Corp.                                                     2,645
    65,300    Acuity Brands, Inc. (a)                                               3,269
   320,490    Belden, Inc.                                                          8,942
    36,600    EnerSys *                                                               965
    25,678    Powell Industries, Inc. *                                               792
                                                                              -----------
                                                                                   16,613
                                                                              -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
   167,137    Standard Packaging Corp. *                                            2,856
    87,884    Tetra Tech, Inc. *                                                    1,851
                                                                              -----------
                                                                                    4,707
                                                                              -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    34,565    Administaff, Inc.                                                       906
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (1.6%)
   288,800    Carlisle Companies, Inc.                                             10,128
                                                                              -----------
              INDUSTRIAL MACHINERY (3.5%)
   258,703    Albany International Corp. "A"                                        5,277
    21,700    Altra Holdings, Inc. *                                                  321
    40,800    Chart Industries, Inc. *                                                951
    24,900    CIRCOR International, Inc.                                              873
    44,145    EnPro Industries, Inc. *                                              1,551
   109,400    ESCO Technologies, Inc.                                               3,750
    23,800    Kadant, Inc. *                                                          468
    44,100    Kaydon Corp.                                                          1,538
   187,400    Mueller Industries, Inc.                                              5,510
   240,300    Mueller Water Products, Inc. "A"                                        726
    28,200    Thermadyne Holdings Corp. *                                             425
    42,400    TriMas Corp. *                                                          671
    16,400    Watts Water Technologies, Inc. "A"                                      577
                                                                              -----------
                                                                                   22,638
                                                                              -----------
              MARINE (0.8%)
   119,651    Kirby Corp. *                                                         5,144
                                                                              -----------
              OFFICE SERVICES & SUPPLIES (1.6%)
   482,600    ACCO Brands Corp. *                                                   3,007
    33,200    Sykes Enterprises, Inc. *                                               551
   124,600    United Stationers, Inc. *                                             7,003
                                                                              -----------
                                                                                   10,561
                                                                              -----------
              RAILROADS (1.0%)
   141,100    Genesee & Wyoming, Inc. "A" *                                         6,523
                                                                              -----------
              RESEARCH & CONSULTING SERVICES (0.3%)
    75,623    Dolan Co. *                                                             809
    54,700    Huron Consulting Group, Inc. *                                        1,089
                                                                              -----------
                                                                                    1,898
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (1.0%)
    40,000    Applied Industrial Technologies, Inc.                                 1,217
    29,800    DXP Enterprises, Inc. *                                                 567
   154,800    GATX Corp.                                                            4,901
                                                                              -----------
                                                                                    6,685
                                                                              -----------

================================================================================

7  | USAA SMALL CAP STOCK FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              TRUCKING (0.1%)
    35,900    Knight Transportation, Inc.                                     $       642
                                                                              -----------
              Total Industrials                                                   103,421
                                                                              -----------

              INFORMATION TECHNOLOGY (18.0%)
              ------------------------------
              APPLICATION SOFTWARE (3.3%)
    37,024    ACI Worldwide, Inc. *                                                   902
    86,900    Actuate Corp. *                                                         421
    59,300    Epiq Systems, Inc.                                                      695
    73,591    Interactive Intelligence, Inc. *                                      1,818
    77,070    JDA Software Group, Inc. *                                            1,950
   174,701    Lawson Software, Inc. *                                               1,555
   257,000    Magma Design Automation, Inc. *                                       1,103
    89,800    Mentor Graphics Corp. *                                                 970
     5,700    MicroStrategy, Inc. "A" *                                               517
   110,800    Net 1 U.E.P.S Technologies, Inc. *                                    1,366
    67,600    Parametric Technology Corp. *                                         1,451
   118,890    Quest Software, Inc. *                                                3,111
    88,030    Smith Micro Software, Inc. *                                          1,070
   214,400    TIBCO Software, Inc. *                                                4,121
                                                                              -----------
                                                                                   21,050
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (1.6%)
   173,000    ARRIS Group, Inc. *                                                   1,611
   128,600    Bigband Networks, Inc. *                                                382
    52,200    Extreme Networks, Inc. *                                                167
    77,970    InterDigital, Inc. *                                                  2,617
    45,300    Netgear, Inc. *                                                       1,396
   127,250    Oplink Communications, Inc. *                                         2,224
    50,600    SeaChange International, Inc. *                                         407
   138,560    Tekelec *                                                             1,804
                                                                              -----------
                                                                                   10,608
                                                                              -----------
              COMPUTER HARDWARE (0.9%)
   137,396    Cray, Inc. *                                                            821
   159,600    Diebold, Inc.                                                         4,892
                                                                              -----------
                                                                                    5,713
                                                                              -----------
              COMPUTER STORAGE & PERIPHERALS (1.2%)
   173,786    Electronics for Imaging, Inc. *                                       2,379
   131,500    Hypercom Corp. *                                                        784
    41,100    Isilon Systems, Inc. *                                                1,170
   175,330    Novatel Wireless, Inc. *                                              1,838
   242,100    Quantum Corp. *                                                         818
    39,300    Xyratex Ltd. *                                                          608
                                                                              -----------
                                                                                    7,597
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    71,120    CSG Systems International, Inc. *                                     1,382
    81,040    Euronet Worldwide, Inc. *                                             1,464
   134,890    Global Cash Access Holdings, Inc. *                                     491
    17,930    Online Resources Corp. *                                                 93
   110,350    TeleTech Holdings, Inc. *                                             1,675
    41,038    TNS, Inc. *                                                             785
    90,800    VeriFone Holdings, Inc. *                                             3,072
                                                                              -----------
                                                                                    8,962
                                                                              -----------
              ELECTRONIC COMPONENTS (0.2%)
   118,200    Power-One, Inc. *(a)                                                  1,231
                                                                              -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    55,200    Coherent, Inc. *                                                      2,316
   130,530    MTS Systems Corp.                                                     4,277

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  8

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    87,800    Newport Corp. *                                                 $     1,276
                                                                              -----------
                                                                                    7,869
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (0.7%)
    31,700    CTS Corp.                                                               322
    49,200    Multi-Fineline Electronix, Inc. *                                     1,204
   253,698    Nam Tai Electronics, Inc. *                                           1,223
    46,200    Sanmina-SCI Corp. *                                                     609
   147,400    Smart Modular Technologies, Inc. *                                    1,089
                                                                              -----------
                                                                                    4,447
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (0.8%)
   167,100    EarthLink, Inc.                                                       1,502
    36,990    J2 Global Communications, Inc. *                                        975
    21,000    TechTarget, Inc. *                                                      110
   113,000    United Online, Inc.                                                     698
   125,900    ValueClick, Inc. *                                                    1,733
                                                                              -----------
                                                                                    5,018
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (1.4%)
    74,575    Acxiom Corp. *                                                        1,309
    25,700    CACI International, Inc. "A" *                                        1,288
    17,200    ManTech International Corp. "A" *                                       675
    88,500    Maximus, Inc.                                                         5,366
    36,900    SRA International, Inc. "A" *                                           738
                                                                              -----------
                                                                                    9,376
                                                                              -----------
              OFFICE ELECTRONICS (0.7%)
   124,200    Zebra Technologies Corp. "A" *                                        4,444
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (1.1%)
   226,200    Amkor Technology, Inc. *(a)                                           1,631
    23,800    Cohu, Inc.                                                              342
   161,700    Entegris, Inc. *                                                        967
     8,200    FEI Co. *                                                               178
   210,681    GT Solar International, Inc. *(a)                                     1,734
   203,900    Kulicke & Soffa Industries, Inc. *                                    1,268
    47,900    Tessera Technologies, Inc. *                                            945
                                                                              -----------
                                                                                    7,065
                                                                              -----------
              SEMICONDUCTORS (1.5%)
   189,291    Applied Micro Circuits Corp. *                                        1,906
    83,137    Conexant Systems, Inc. *                                                125
   104,600    Integrated Device Technology, Inc. *                                    616
    53,558    IXYS Corp. *                                                            548
   180,780    Lattice Semiconductor Corp. *                                           879
   347,600    RF Micro Devices, Inc. *                                              2,534
    31,380    Semtech Corp. *                                                         672
    33,588    Standard Microsystems Corp. *                                           811
   177,070    TriQuint Semiconductor, Inc. *                                        1,824
                                                                              -----------
                                                                                    9,915
                                                                              -----------
              SYSTEMS SOFTWARE (1.3%)
    85,800    Progress Software Corp. *                                             3,206
   150,654    TeleCommunication Systems, Inc. "A" *                                   815
   215,800    Websense, Inc. *                                                      4,342
                                                                              -----------
                                                                                    8,363
                                                                              -----------
              TECHNOLOGY DISTRIBUTORS (0.7%)
    40,100    Anixter International, Inc.                                           2,153
   162,000    Brightpoint, Inc. *                                                   1,213
    22,700    Richardson Electronics Ltd.                                             246
    30,380    SYNNEX Corp. *                                                          882
                                                                              -----------
                                                                                    4,494
                                                                              -----------
              Total Information Technology                                        116,152
                                                                              -----------

================================================================================

9  | USAA SMALL CAP STOCK FUND

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------

              MATERIALS (5.1%)
              ----------------
              ALUMINUM (0.1%)
    63,700    Noranda Aluminum Holding Corp. *                                $       632
                                                                              -----------
              COMMODITY CHEMICALS (0.0%)
     7,700    Koppers Holdings, Inc.                                                  215
                                                                              -----------
              DIVERSIFIED METALS & MINING (0.1%)
    13,600    AMCOL International Corp.                                               377
                                                                              -----------
              FOREST PRODUCTS (0.6%)
    80,600    Deltic Timber Corp.                                                   3,762
                                                                              -----------
              METAL & GLASS CONTAINERS (0.7%)
   108,400    AptarGroup, Inc.                                                      4,865
                                                                              -----------
              PAPER PACKAGING (0.7%)
    99,420    Boise, Inc. *                                                           721
    63,200    Rock-Tenn Co. "A"                                                     3,593
                                                                              -----------
                                                                                    4,314
                                                                              -----------
              PAPER PRODUCTS (0.1%)
    28,600    Neenah Paper, Inc.                                                      439
                                                                              -----------
              PRECIOUS METALS & MINERALS (0.2%)
    77,200    Coeur d'Alene Mines Corp. *(a)                                        1,591
                                                                              -----------
              SPECIALTY CHEMICALS (2.1%)
    54,530    Innophos Holdings, Inc.                                               2,002
    23,900    KMG Chemicals, Inc.                                                     335
   150,494    Omnova Solutions, Inc. *                                              1,201
   145,910    PolyOne Corp. *                                                       1,885
    51,600    Rockwood Holdings, Inc. *                                             1,750
   338,700    Zep, Inc.                                                             6,144
                                                                              -----------
                                                                                   13,317
                                                                              -----------
              STEEL (0.5%)
   147,300    General Steel Holdings, Inc. *(a)                                       438
    24,300    Haynes International, Inc.                                              881
    19,500    Metals USA Holdings Corp. *                                             233
   103,600    Worthington Industries, Inc.                                          1,595
                                                                              -----------
                                                                                    3,147
                                                                              -----------
              Total Materials                                                      32,659
                                                                              -----------

              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.4%)
    40,900    Cogent Communications Group, Inc. *                                     444
   103,220    PAETEC Holding Corp. *                                                  436
   177,080    Premiere Global Services, Inc. *                                      1,209
   292,900    Vonage Holdings Corp. *                                                 747
                                                                              -----------
                                                                                    2,836
                                                                              -----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
    22,900    Cbeyond, Inc. *                                                         310
                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    16,500    NTELOS Holdings Corp.                                                   300
    81,620    USA Mobility, Inc.                                                    1,373
                                                                              -----------
                                                                                    1,673
                                                                              -----------
              Total Telecommunication Services                                      4,819
                                                                              -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  10

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              UTILITIES (2.8%)
              ----------------
              ELECTRIC UTILITIES (1.4%)
   148,600    UniSource Energy Corp.                                          $     5,211
   146,600    Weststar Energy, Inc.                                                 3,709
                                                                              -----------
                                                                                    8,920
                                                                              -----------
              GAS UTILITIES (1.4%)
   112,300    Atmos Energy Corp.                                                    3,307
    65,850    New Jersey Resources Corp.                                            2,666
     7,300    South Jersey Industries, Inc.                                           368
    74,600    WGL Holdings, Inc.                                                    2,876
                                                                              -----------
                                                                                    9,217
                                                                              -----------
              WATER UTILITIES (0.0%)
     11,392   Consolidated Water Co. Ltd.                                             117
                                                                              -----------
              Total Utilities                                                      18,254
                                                                              -----------
              Total Common Stocks (cost: $510,380)                                623,763
                                                                              -----------

              MONEY MARKET INSTRUMENTS (3.0%)

              MONEY MARKET FUNDS (3.0%)
 19,521,956   State Street Institutional Liquid Reserve
                 Fund, 0.22% (b)(cost: $19,522)                                    19,522
                                                                              -----------
              Total Money Market Instruments
                 (cost: $19,522)                                                   19,522
                                                                              -----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (4.0%)

              MONEY MARKET FUNDS (0.1%)
     10,593   Blackrock Liquidity Institutional TempFund, 0.21%(b)                     11
    422,379   Fidelity Institutional Money Market Portfolio, 0.23%(b)                 422
                                                                              -----------
              Total Money Market Funds                                                433
                                                                              -----------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (3.9%)
$   12,445    Credit Suisse First Boston LLC, 0.22%, acquired on
                 10/29/2010 and due 11/01/2010 at $12,445
                 (collateralized by $12,550 of Fannie Mae(c), 1.00%,
                 due 11/23/2011; market value $12,695)                             12,445
    12,530    Deutsche Bank Securities, Inc., 0.21%, acquired on
                 10/29/2010 and due 11/01/2010 at $12,530
                 (collateralized by $40,556 of US Treasury, 4.28%(d),
                 due 5/15/2037; market value $12,781)                              12,530
                                                                              -----------
              Total Repurchase Agreements                                          24,975
                                                                              -----------
              Total Short-term Investments Purchased With Cash
                 Collateral From Securities Loaned (cost: $25,408)                 25,408
                                                                              -----------

              TOTAL INVESTMENTS (COST: $555,310)                              $   668,693
                                                                              ===========

================================================================================

11  | USAA SMALL CAP STOCK FUND

================================================================================

($ in 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                               QUOTED PRICES        OTHER         SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS         OBSERVABLE         INPUTS
                                               FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                                $     623,763     $        --      $         --      $    623,763
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                  19,522              --                --            19,522
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                                     433              --                --               433
  REPURCHASE AGREEMENTS                                   --          24,975                --            24,975
----------------------------------------------------------------------------------------------------------------
TOTAL                                          $     643,718     $    24,975      $         --      $    668,693
----------------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and Small Cap Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

13  | USAA SMALL CAP STOCK FUND

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  14

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $24,481,000.

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $142,958,000 and $29,575,000, respectively, resulting in net unrealized appreciation of $113,383,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $643,816,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

15  | USAA SMALL CAP STOCK FUND

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust

SPECIFIC NOTES

(a)    The security or a portion thereof was out on loan as of October 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S.Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*      Non-income-producing security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  16


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.